Costs of services and general and administrative costs - Auditor's Remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Operating Cost [line items]
Audit-related services	£ 0.4	£ 0.4	£ 0.4
Fees payable to the auditors pursuant to legislation	31.9	29.3	34.5
Other services	1.4	0.7	7.8
Total other fees	1.8	1.2	8.2
Total fees	33.7	30.5	42.7
Compliance services
Disclosure Of Information About Operating Cost [line items]
Tax compliance services	0.0	0.1	0.0
WPP plc
Disclosure Of Information About Operating Cost [line items]
Audit-related services	7.1	6.4	6.5
Subsidiaries
Disclosure Of Information About Operating Cost [line items]
Audit-related services	£ 24.8	£ 22.9	£ 28.0